Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 6,912	$ 17,866	$ 32,467
Statutory tax rate	23.00%	12.00%	12.00%
Theoretical tax benefit	$ 1,590	$ 2,144	$ 3,896
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,590)	(2,144)	(3,896)
Actual tax expense